Expense Example - Transamerica SP 500 Index VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	14	50	88	203	40	130	228	516